CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS
Cash	$ 4,262	$ 29
Pledged bank deposits	515	0
Accounts receivable, net of provision for doubtful accounts of $196 and $196, respectively		119
Loans receivable, net of provision for loan losses of $nil and $ nil , respectively	670
Interest receivable	6
Other receivables and prepayments	28	6,459
Advances to suppliers	226
Total current assets	5,707	6,607
DEPOSITS FOR ACQUISITION OF SUBSIDIARIES		31,866
PLANT AND EQUIPMENT, NET	511	5
INTANGIBLE ASSETS, NET	42,258	25,290
GOODWILL	49,977	36,504
Total assets	98,453	100,272
CURRENT LIABILITIES
Accounts payable, trade	235	222
Other payables and accrued liabilities	3,023	807
Customer deposits	113
Taxes payable	15	6,241
Total current liabilities	3,386	7,270
LONG-TERM LIABILITIES
Warrant derivative liability	680
Non-current deferred tax liability	10,572	6,323
Total liabilities	14,638	13,593
COMMITMENT AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Preferred stock, $0.001 par value, 1,000,000 shares authorized, nil issued and outstanding as of December 31, 2017 and December 31, 2016
Common stock, $0.004 par value, 50,000,000 shares authorized, 16,164,855 and 9,387,928 issued and outstanding as of December 31, 2017 and December 31, 2016, respectively	65	38
Additional paid-in-capital	50,159	42,205
Statutory reserves
Retained earnings	40,922	52,136
Accumulated other comprehensive loss	(7,331)	(7,700)
Total shareholders' equity	83,815	86,679
Total liabilities and shareholders' equity	$ 98,453	$ 100,272